Guarantor Non-Guarantor Subsidiary Financial Information	12 Months Ended
Dec. 31, 2014
Guarantor Non Guarantor Subsidary Financial Information [Abstract]
Guarantees [Text Block]
Guarantor/Non-Guarantor Subsidiary Financial Information
The Company’s 6.625% First-Priority Senior Secured Notes due 2020, 8.875% Senior Secured Notes due 2018 and the 9.00% Second-Priority Senior Secured Notes due 2020 are guaranteed by the Company and certain of its U.S. subsidiaries.
The following information contains the condensed consolidating financial information for Hexion Inc. (the parent), the combined subsidiary guarantors (Hexion Investments Inc. (formerly, Momentive Specialty Chemical Investments Inc.); Borden Chemical Foundry, LLC; Lawter International, Inc.; HSC Capital Corporation; Hexion International Inc. (formerly, Momentive International, Inc.); Hexion CI Holding Company (China) LLC (formerly, Momentive CI Holding Company (China) LLC); NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.
All of the subsidiary guarantors are 100% owned by Hexion Inc. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.
These financial statements are prepared on the same basis as the consolidated financial statements of the Company except that investments in subsidiaries are accounted for using the equity method for purposes of the consolidating presentation. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions.
This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.
INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $16, respectively)	$23	$—	$149	$—	$172
Short-term investments	—	—	7	—	7
Accounts receivable, net	174	—	417	—	591
Intercompany accounts receivable	118	—	138	(256)	—
Intercompany loans receivable	265	—	43	(308)	—
Inventories:
Finished and in-process goods	118	—	170	—	288
Raw materials and supplies	46	—	64	—	110
Other current assets	36	—	37	—	73
Total current assets	780	—	1,025	(564)	1,241
Investments in unconsolidated entities	234	34	29	(249)	48
Deferred income taxes	—	—	18	—	18
Other long-term assets	76	6	28	—	110
Intercompany loans receivable	1,046	28	17	(1,091)	—
Property and equipment, net	534	—	521	—	1,055
Goodwill	65	—	54	—	119
Other intangible assets, net	56	—	25	—	81
Total assets	$2,791	$68	$1,717	$(1,904)	$2,672
Liabilities and Deficit
Current liabilities:
Accounts payable	$142	$—	$284	$—	$426
Intercompany accounts payable	138	—	118	(256)	—
Debt payable within one year	26	—	73	—	99
Intercompany loans payable within one year	43	—	265	(308)	—
Interest payable	81	—	1	—	82
Income taxes payable	6	—	6	—	12
Accrued payroll and incentive compensation	34	—	33	—	67
Other current liabilities	69	—	66	—	135
Total current liabilities	539	—	846	(564)	821
Long-term liabilities:
Long-term debt	3,674	—	61	—	3,735
Intercompany loans payable	36	6	1,049	(1,091)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	709	249	—	(958)	—
Long-term pension and post employment benefit obligations	59	—	219	—	278
Deferred income taxes	8	—	11	—	19
Other long-term liabilities	117	—	54	—	171
Total liabilities	5,142	255	2,240	(2,613)	5,024
Total Hexion Inc. shareholder’s deficit	(2,351)	(187)	(522)	709	(2,351)
Noncontrolling interest	—	—	(1)	—	(1)
Total deficit	(2,351)	(187)	(523)	709	(2,352)
Total liabilities and deficit	$2,791	$68	$1,717	$(1,904)	$2,672

HEXION INC.
CONDENSED CONSOLIDATING BALANCE SHEET
DECEMBER 31, 2013

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$170	$—	$223	$—	$393
Short-term investments	—	—	7	—	7
Accounts receivable, net	179	—	422	—	601
Intercompany accounts receivable	190	—	173	(363)	—
Intercompany loans receivable	216	—	173	(389)	—
Inventories:
Finished and in-process goods	105	—	152	—	257
Raw materials and supplies	38	—	65	—	103
Other current assets	27	—	45	—	72
Total current assets	925	—	1,260	(752)	1,433
Investments in unconsolidated entities	249	29	29	(262)	45
Deferred income taxes	—	—	21	—	21
Other long-term assets	90	2	42	—	134
Intercompany loans receivable	1,251	29	16	(1,296)	—
Property and equipment, net	491	—	556	—	1,047
Goodwill	52	—	60	—	112
Other intangible assets, net	47	—	35	—	82
Total assets	$3,105	$60	$2,019	$(2,310)	$2,874
Liabilities and Deficit
Current liabilities:
Accounts payable	$165	$—	$318	$—	$483
Intercompany accounts payable	41	—	322	(363)	—
Debt payable within one year	20	—	89	—	109
Intercompany loans payable within one year	173	—	216	(389)	—
Interest payable	82	—	1	—	83
Income taxes payable	4	—	8	—	12
Accrued payroll and incentive compensation	19	—	28	—	47
Other current liabilities	65	—	62	—	127
Total current liabilities	569	—	1,044	(752)	861
Long-term liabilities:
Long-term debt	3,635	—	30	—	3,665
Intercompany loans payable	33	7	1,256	(1,296)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	762	261	—	(1,023)	—
Long-term pension and post employment benefit obligations	50	—	184	—	234
Deferred income taxes	9	—	12	—	21
Other long-term liabilities	116	—	47	—	163
Total liabilities	5,174	268	2,573	(3,071)	4,944
Total Hexion Inc shareholder’s deficit	(2,069)	(208)	(553)	761	(2,069)
Noncontrolling interest	—	—	(1)	—	(1)
Total deficit	(2,069)	(208)	(554)	761	(2,070)
Total liabilities and deficit	$3,105	$60	$2,019	$(2,310)	$2,874
INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,259	$—	$3,109	$(231)	$5,137
Cost of sales	2,000	—	2,765	(231)	4,534
Gross profit	259	—	344	—	603
Selling, general and administrative expense	96	—	265	—	361
Asset impairments	—	—	5	—	5
Business realignment costs	31	—	16	—	47
Other operating (income) expense, net	(11)	(4)	7	—	(8)
Operating income	143	4	51	—	198
Interest expense, net	300	—	8	—	308
Intercompany interest (income) expense, net	(92)	(1)	93	—	—
Other non-operating expense (income), net	101	—	(69)	—	32
(Loss) income before income tax, earnings from unconsolidated entities	(166)	5	19	—	(142)
Income tax (benefit) expense	(6)	—	32	—	26
(Loss) income before earnings from unconsolidated entities	(160)	5	(13)	—	(168)
Earnings from unconsolidated entities, net of taxes	12	31	4	(27)	20
Net (loss) income	$(148)	$36	$(9)	$(27)	$(148)
Comprehensive (loss) income attributable to Hexion Inc.	$(286)	$35	$(86)	$51	$(286)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,176		$—	$2,919	$(205)	$4,890
Cost of sales	1,876		—	2,645	(205)	4,316
Gross profit	300		—	274	—	574
Selling, general and administrative expense	108		—	254	—	362
Asset impairments	53		—	128	—	181
Business realignment costs	12		—	9	—	21
Other operating (income) expense, net	(1)		(1)	3	—	1
Operating income (loss)	128		1	(120)	—	9
Interest expense, net	296		—	7	—	303
Intercompany interest (income) expense, net	(103)		(1)	104	—	—
Loss on extinguishment of debt	4		—	2	—	6
Other non-operating (income) expense, net	(45)		—	47	—	2
(Loss) income before income tax, (losses) earnings from unconsolidated entities	(24)		2	(280)	—	(302)
Income tax expense	346		—	3	—	349
(Loss) income before (losses) earnings from unconsolidated entities	(370)		2	(283)	—	(651)
(Losses) earnings from unconsolidated entities, net of taxes	(263)		(170)	4	446	17
Net loss	(633)		(168)	(279)	446	(634)
Net loss attributable to noncontrolling interest	—	—	—	1	—	1
Net loss attributable to Hexion Inc.	$(633)		$(168)	$(278)	$446	$(633)
Comprehensive loss attributable to Hexion Inc.	$(577)		$(169)	$(253)	$422	$(577)
HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2012

	Hexion Inc.	Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	2,626	(266)	4,160
Gross profit	320	—	276	—	596
Selling, general and administrative expense	61	—	261	—	322
Asset impairments	—	—	23	—	23
Business realignment costs	9	—	26	—	35
Other operating expense (income), net	8	(1)	4	—	11
Operating income (loss)	242	1	(38)	—	205
Interest expense, net	234	—	29	—	263
Intercompany interest (income) expense, net	(54)	(1)	55	—	—
Other non-operating (income) expense, net	(10)	—	9	—	(1)
Income (loss) before income tax, (losses) earnings from unconsolidated entities	72	2	(131)	—	(57)
Income tax benefit	(371)	—	(13)	—	(384)
Income (loss) before (losses) earnings from unconsolidated entities	443	2	(118)	—	327
(Losses) earnings from unconsolidated entities, net of taxes	(97)	(70)	3	183	19
Net income (loss)	$346	$(68)	$(115)	$183	$346
Comprehensive income (loss) attributable to Hexion Inc.	$252	$(69)	$(207)	$276	$252
INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2014

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(426)		$14	$376		$(14)	$(50)
Cash flows provided by (used in) investing activities
Capital expenditures	(89)		—	(94)		—	(183)
Acquisition of businesses	(52)		—	(12)		—	(64)
Purchase of debt securities, net	—		—	(1)		—	(1)
Change in restricted cash	—		—	(3)		—	(3)
Disbursement of affiliated loan	—		—	(50)		—	(50)
Repayment of affiliated loan	—		—	50		—	50
Funds remitted to unconsolidated affiliates, net	—		—	(2)		—	(2)
Proceeds from sale of assets	20		—	—		—	20
Capital contribution to subsidiary	(30)		(20)	—		50	—
Return of capital from subsidiary from sales of accounts receivable	350	(a)	—	—		(350)	—
	199		(20)	(112)		(300)	(233)
Cash flows provided by (used in) financing activities
Net short-term debt borrowings	7		—	14		—	21
Borrowings of long-term debt	295		—	96		—	391
Repayments of long-term debt	(256)		—	(87)			(343)
Net intercompany loan borrowings (repayments)	34		—	(34)		—	—
Capital contribution from parent	—		20	30		(50)	—
Common stock dividends paid	—		(14)	—		14	—
Return of capital to parent from sales of accounts receivable	—		—	(350)	(a)	350	—
	80		6	(331)		314	69
Effect of exchange rates on cash and cash equivalents	—		—	(9)		—	(9)
Decrease in cash and cash equivalents	(147)		—	(76)		—	(223)
Cash and cash equivalents (unrestricted) at beginning of year	170		—	209		—	379
Cash and cash equivalents (unrestricted) at end of year	$23		$—	$133		$—	$156

(a)
During the year ended December 31, 2014, Hexion Inc. contributed receivables of $350 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2014, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2013

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(173)		$23	$251		$(21)	$80
Cash flows provided by (used in) investing activities
Capital expenditures	(75)		—	(69)		—	(144)
Capitalized interest	—		—	(1)		—	(1)
Purchase of debt securities, net	—		—	(3)		—	(3)
Change in restricted cash	—		—	4		—	4
Funds remitted to unconsolidated affiliates, net	—		—	(13)		—	(13)
Proceeds from sale of assets	—		—	7		—	7
Capital contribution to subsidiary	(31)		(20)	—		51	—
Return of capital from subsidiary	48		31	—		(79)	—
Return of capital from subsidiary from sales of accounts receivable	214	(a)	—	—		(214)	—
	156		11	(75)		(242)	(150)
Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—		—	15		—	15
Borrowings of long-term debt	1,109		—	26		—	1,135
Repayments of long-term debt	(665)		—	(393)		—	(1,058)
Net intercompany loan (repayments) borrowings	(493)		(2)	495		—	—
Capital contribution from parent	—		20	31		(51)	—
Long-term debt and credit facility financing fees	(40)		—	—		—	(40)
Common stock dividends paid	—		(21)	—		21	—
Return of capital to parent	—		(31)	(48)		79	—
Return of capital to parent from sales of accounts receivable	—		—	(214)	(a)	214	—
	(89)		(34)	(88)		263	52
Effect of exchange rates on cash and cash equivalents	—		—	(4)		—	(4)
(Decrease) increase in cash and cash equivalents	(106)		—	84		—	(22)
Cash and cash equivalents (unrestricted) at beginning of year	276		—	125		—	401
Cash and cash equivalents (unrestricted) at end of year	$170		$—	$209		$—	$379

(a)
During the year ended December 31, 2013, Hexion Inc. contributed receivables of $214 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2013, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.

HEXION INC.
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 2012

	Hexion Inc.		Combined Subsidiary Guarantors	Combined Non-Guarantor Subsidiaries		Eliminations	Consolidated
Cash flows provided by operating activities	$14		$16	$160		$(13)	$177
Cash flows provided by (used in) investing activities
Capital expenditures	(57)		—	(76)		—	(133)
Proceeds from sale of debt securities, net	—		—	2		—	2
Change in restricted cash	—		—	(15)		—	(15)
Funds remitted to unconsolidated affiliates, net	—		—	(3)		—	(3)
Proceeds from sale of assets	9		—	2		—	11
Capital contribution to subsidiary	(30)		(19)	—		49	—
Return of capital from subsidiary from sales of accounts receivable	87	(a)	—	—		(87)	—
	9		(19)	(90)		(38)	(138)
Cash flows provided by (used in) financing activities
Net short-term debt repayments	—		—	(7)		—	(7)
Borrowings of long-term debt	450		—	3		—	453
Repayments of long-term debt	(278)		—	(209)		—	(487)
Repayment of affiliated debt	(2)		—	—		—	(2)
Repayment of advance from affiliate	(7)		—	—		—	(7)
Net intercompany loan (repayments) borrowings	(113)		(3)	116		—	—
Capital contribution from parent	16		19	30		(49)	16
Long-term debt and credit facility financing fees	(14)		—	—		—	(14)
Common stock dividends paid	(11)		(13)	—		13	(11)
Return of capital to parent from sales of accounts receivable	—		—	(87)	(a)	87	—
	41		3	(154)		51	(59)
Effect of exchange rates on cash and cash equivalents	—		—	5		—	5
Increase (decrease) in cash and cash equivalents	64		—	(79)		—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212		—	204		—	416
Cash and cash equivalents (unrestricted) at end of year	$276		$—	$125		$—	$401

(a)
During the year ended December 31, 2012, Hexion Inc. contributed receivables of $87 to a non-guarantor subsidiary as capital contributions, resulting in a non-cash transaction. During the year ended December 31, 2012, the non-guarantor subsidiary sold the contributed receivables to certain banks under various supplier financing agreements. The cash proceeds were returned to Hexion Inc. by the non-guarantor subsidiary as a return of capital. The sale of receivables has been included within cash flows from operating activities on the Combined non-guarantor subsidiaries. The return of the cash proceeds from the sale of receivables has been included as a financing outflow and an investing inflow on the Combined Non-Guarantor Subsidiaries and Hexion Inc., respectively.